LEASING	12 Months Ended
Dec. 31, 2020
LEASING
LEASING

NOTE 13 — LEASING

a) Summary of changes in the Right-of-use assets:

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2019	243,250	436,401	106,787	49,930	836,368
Additions	14,062	117,653	742	11,064	143,521
Disposals	(10,493)	(22,993)	(162)	(1,907)	(35,555)
Remeasurements	33,322	(2,346)	-	1,236	32,212
Foreign exchange effect	3,853	4,571	46	2,119	10,589
Balances as of December 31, 2019	283,994	533,286	107,413	62,442	987,135
Additions	5,670	185,116	175	43,862	234,823
Disposals	(14,583)	(14,846)	-	(1,176)	(30,605)
Remeasurements	111	(3,035)	12,548	69	9,693
Foreign exchange effect	26,748	37,809	340	15,747	80,644
Balances as of December 31, 2020	301,940	738,330	120,476	120,944	1,281,690

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2019	-	-	-	-	-
Depreciation	(50,080)	(127,399)	(15,419)	(21,873)	(214,771)
Disposals	1,330	4,250	32	976	6,588
Foreign exchange effect	(733)	(128)	(9)	(768)	(1,638)
Balances as of December 31, 2019	(49,483)	(123,277)	(15,396)	(21,665)	(209,821)
Depreciation	(51,451)	(166,741)	(15,459)	(27,110)	(260,761)
Disposals	8,601	13,453	-	1,027	23,081
Foreign exchange effect	(5,286)	(8,091)	(70)	(5,431)	(18,878)
Balances as of December 31, 2020	(97,619)	(284,656)	(30,925)	(53,179)	(466,379)

b) Leasing payable:

Leasing payments are presented in the Statement of Cash Flow.

The liabilities presented in the Balance Sheet are adjusted to present value, based on risk-free interest rates observed in each country where the Company has operations, adjusted by the Company's credit spread, where on December 31, 2020 the discount rates were between 3.7% p.a. to 10.8% p.a. (5.1% p.a. to 10.8% p.a. in December 31, 2019), varying according to the country and duration of the lease.

The payment schedules of leasing are as follows:

	2020	2019
2020	-	202,536
2021	231,703	172,870
2022	193,314	121,379
2023	140,019	85,878
2024	90,812	58,866
2025 on	200,626	162,740
	856,474	804,269

Leasing payable
Current	231,703	202,536
Non-current	624,771	601,733

Financial expense for the year ended on December 31, 2020 and 2019	61,727	83,620